New World Fund®
Investment portfolio
July 31, 2025
unaudited

Common stocks 91.70% Information technology 19.24%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	125,742,720	$4,857,215
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	218,680	52,838
Microsoft Corp.	3,008,041	1,604,790
SK hynix, Inc.	6,051,161	1,173,484
Broadcom, Inc.	3,699,647	1,086,586
NVIDIA Corp.	6,050,278	1,076,163
ASML Holding NV	596,051	413,604
ASML Holding NV (ADR)	144,678	100,509
Cloudflare, Inc., Class A (a)	1,628,376	338,181
Synopsys, Inc. (a)	457,724	289,954
Tokyo Electron, Ltd.	1,661,725	260,060
SAP SE	739,500	211,685
SAP SE (ADR) (b)	83,657	23,984
Capgemini SE	1,277,227	190,274
E Ink Holdings, Inc.	25,143,000	171,699
MediaTek, Inc.	3,752,130	171,192
Elite Material Co., Ltd.	4,494,400	165,415
KLA Corp.	138,882	122,081
Samsung Electronics Co., Ltd.	2,348,951	120,083
Oracle Corp.	400,497	101,634
Apple, Inc.	478,957	99,417
Keyence Corp.	226,800	82,000
Xiaomi Corp., Class B (a)	12,166,600	81,357
eMemory Technology, Inc.	1,108,000	75,142
Advantech Co., Ltd.	6,476,000	72,136
Coforge, Ltd.	3,476,158	68,715
Globant SA (a)	674,740	56,854
TDK Corp.	4,547,368	55,326
Micron Technology, Inc.	400,516	43,712
ASM International NV	75,804	36,690
Credo Technology Group Holding, Ltd. (a)	265,462	29,612
Unity Software, Inc. (a)	870,867	29,052
HCL Technologies, Ltd.	1,724,600	28,734
Tata Consultancy Services, Ltd.	765,696	26,377
EPAM Systems, Inc. (a)	120,753	19,044
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	10,572	13,532
Disco Corp.	23,500	7,001
		13,356,132
Financials 18.06%
Nu Holdings, Ltd., Class A (a)	61,097,771	746,615
Banco Bilbao Vizcaya Argentaria SA	36,792,157	614,139
Mastercard, Inc., Class A	1,007,663	570,811
UniCredit SpA	7,314,657	538,143
KB Financial Group, Inc.	5,644,755	448,921
Kotak Mahindra Bank, Ltd.	19,073,825	428,748
New World Fund — Page 1 of 21

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Abu Dhabi Islamic Bank PJSC	64,367,653	$422,455
Capitec Bank Holdings, Ltd.	2,152,353	415,607
HDFC Bank, Ltd.	17,285,624	396,995
PICC Property and Casualty Co., Ltd., Class H	169,797,400	353,193
ICICI Bank, Ltd.	14,639,310	247,173
ICICI Bank, Ltd. (ADR)	2,993,607	100,885
AIA Group, Ltd.	34,597,705	323,713
Standard Chartered PLC	17,564,349	314,589
Eurobank Ergasias Services and Holdings SA	83,095,238	306,486
PB Fintech, Ltd. (a)	14,291,004	294,660
XP, Inc., Class A	17,950,213	289,716
Hana Financial Group, Inc.	4,192,133	256,685
Cholamandalam Investment and Finance Co., Ltd.	14,469,644	237,311
Visa, Inc., Class A	664,847	229,685
Grupo Financiero Banorte, SAB de CV, Series O	23,201,922	206,769
Bank Mandiri (Persero) Tbk PT	756,973,811	204,669
S&P Global, Inc.	346,558	190,988
Bank Central Asia Tbk PT	380,568,600	189,835
Al Rajhi Banking and Investment Corp., non-registered shares	7,210,065	181,530
Banco Santander SA	20,978,622	180,248
AU Small Finance Bank, Ltd.	21,014,034	176,679
National Bank of Greece SA	12,189,306	170,690
Hong Kong Exchanges and Clearing, Ltd.	3,096,400	168,541
Samsung Fire & Marine Insurance Co., Ltd.	531,011	168,137
Emirates NBD Bank PJSC	22,724,642	165,152
B3 SA - Brasil, Bolsa, Balcao	73,266,239	164,601
Brookfield Corp., Class A	2,435,713	163,315
Shriram Finance, Ltd.	22,721,597	162,440
Banco BTG Pactual SA, units	21,992,640	153,686
Woori Financial Group, Inc.	8,614,511	152,658
BSE, Ltd.	5,462,512	149,971
Alpha Bank SA	37,608,622	141,322
Futu Holdings, Ltd. (ADR)	828,837	127,376
Bank of the Philippine Islands	60,674,985	122,590
Peoples Insurance Co. (Group) of China, Ltd. (The), Class H	158,576,000	122,090
China Merchants Bank Co., Ltd., Class H	15,467,500	100,529
China Merchants Bank Co., Ltd., Class A	2,400,400	14,857
Commercial International Bank - Egypt (CIB) SAE (GDR)	47,339,605	90,573
Commercial International Bank - Egypt (CIB) SAE	11,776,605	22,816
Bajaj Finance, Ltd.	10,000,000	100,093
Aon PLC, Class A	242,917	86,408
Saudi National Bank (The)	8,659,323	86,156
HSBC Holdings PLC (GBP denominated)	7,072,473	85,952
Prudential PLC	6,382,090	80,778
Vietnam Technological and Commercial JSCB (The) (a)	58,126,173	80,714
Central Depository Services (India), Ltd.	3,557,454	59,571
Abu Dhabi Commercial Bank PJSC	13,423,184	59,141
Akbank TAS	32,884,580	54,652
Grupo Financiero Galicia SA, Class B (ADR)	1,013,234	51,138
BNP Paribas SA	527,042	48,013
Ping An Insurance (Group) Company of China, Ltd., Class H	6,754,000	46,446
Discovery, Ltd.	3,694,696	43,626
Kaspi.kz JSC (ADR)	519,694	41,004
360 ONE WAM, Ltd.	3,334,410	39,838
Kasikornbank PCL, foreign registered shares	7,949,700	39,094
New World Fund — Page 2 of 21

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Edenred SA	1,176,950	$33,607
Credicorp, Ltd.	125,593	29,766
Bajaj Finserv, Ltd.	1,331,886	29,428
CVC Capital Partners PLC	1,507,419	28,874
Bank of Ningbo Co., Ltd., Class A	7,434,120	28,848
Industrial and Commercial Bank of China, Ltd., Class H	34,256,000	26,278
Saudi Awwal Bank SJSC, non-registered shares	2,850,834	24,521
Swiss Re AG	114,087	20,362
Canara Bank	15,436,964	18,774
BDO Unibank, Inc.	5,496,366	13,397
Bank of Baroda	4,619,561	12,500
Haci Omer Sabanci Holding AS	5,284,980	12,344
Asia Commercial Joint Stock Bank	12,124,220	10,963
Shinhan Financial Group Co., Ltd.	213,353	10,410
Sberbank of Russia PJSC (c)	38,486,552	— (e)
		12,531,288
Consumer discretionary 12.19%
MercadoLibre, Inc. (a)	626,875	1,488,132
Trip.com Group, Ltd. (ADR)	8,264,921	512,012
Trip.com Group, Ltd.	7,884,155	494,448
BYD Co., Ltd., Class A	23,374,755	342,819
BYD Co., Ltd., Class H (b)	15,681,000	230,679
Midea Group Co., Ltd., Class A	51,067,524	496,677
LVMH Moet Hennessy-Louis Vuitton SE	715,468	384,695
Eicher Motors, Ltd.	4,921,140	306,268
Galaxy Entertainment Group, Ltd.	62,136,000	304,122
Jumbo SA (f)	6,830,391	230,855
Alibaba Group Holding, Ltd.	12,200,500	179,968
Alibaba Group Holding, Ltd. (ADR)	187,480	22,616
H World Group, Ltd. (ADR)	5,904,313	184,332
H World Group, Ltd.	5,461,900	17,025
Compagnie Financiere Richemont SA, Class A	1,228,903	199,983
Meituan, Class B (a)	11,723,500	181,703
Eternal, Ltd. (a)	46,182,149	161,484
Maruti Suzuki India, Ltd.	1,110,014	159,503
Titan Co., Ltd.	3,676,360	139,838
Ryohin Keikaku Co., Ltd. (b)	2,949,800	139,673
Ferrari NV (EUR denominated)	318,991	139,548
TVS Motor Co., Ltd.	4,328,977	137,982
MakeMyTrip, Ltd. (a)	1,279,464	119,745
PDD Holdings, Inc. (ADR) (a)	1,005,015	114,019
Vibra Energia SA	27,090,531	102,614
Tesla, Inc. (a)	326,060	100,515
Sands China, Ltd.	41,109,903	99,774
Amadeus IT Group SA, Class A, non-registered shares	1,222,089	98,104
Naspers, Ltd., Class N	308,285	95,409
Wynn Resorts, Ltd.	823,284	89,763
Hermes International	36,165	88,352
Booking Holdings, Inc.	14,508	79,853
ANTA Sports Products, Ltd.	6,850,400	78,575
Pepkor Holdings, Ltd.	51,980,331	78,103
adidas AG	404,501	77,545
Shenzhou International Group Holdings, Ltd.	9,280,700	66,280
Royal Caribbean Cruises, Ltd.	201,796	64,145
New World Fund — Page 3 of 21

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Inchcape PLC	5,733,925	$53,051
Li Ning Co., Ltd.	24,650,500	52,339
YUM! Brands, Inc.	336,760	48,544
Coupang, Inc., Class A (a)	1,608,032	47,324
Starbucks Corp.	514,074	45,835
Aptiv Holdings, Ltd. (a)	658,967	45,231
Mahindra & Mahindra, Ltd.	1,190,296	43,263
Industria de Diseno Textil SA	884,657	42,293
Marriott International, Inc., Class A	141,421	37,311
Swiggy, Ltd. (a)	6,709,163	30,734
Evolution AB	340,953	30,293
Hilton Worldwide Holdings, Inc.	99,261	26,610
NIKE, Inc., Class B	341,416	25,500
Tube Investments of India, Ltd.	702,883	22,614
Hyundai Mobis Co., Ltd.	91,573	19,367
Shangri-La Asia, Ltd.	32,306,000	18,670
Compagnie Generale des Etablissements Michelin	514,420	18,317
Renault SA	461,710	16,826
Hyundai Motor India, Ltd.	642,381	15,735
Cyrela Brazil Realty SA, ordinary nominative shares	3,354,724	14,690
ITC Hotels, Ltd. (a)	536,919	1,408
		8,463,113
Industrials 11.84%
Airbus SE, non-registered shares	4,873,882	975,953
Rolls-Royce Holdings PLC	44,797,903	631,891
International Container Terminal Services, Inc.	73,223,011	560,553
Kanzhun, Ltd., Class A (ADR)	24,825,759	470,696
Safran SA	1,085,312	357,400
Hitachi, Ltd.	10,928,280	335,731
Rumo SA (f)	112,100,223	331,123
Copa Holdings SA, Class A	2,771,256	306,667
Shenzhen Inovance Technology Co., Ltd., Class A	32,451,379	286,552
General Electric Co.	964,903	261,566
BAE Systems PLC	8,710,941	207,338
LS Electric Co., Ltd.	931,995	206,254
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	7,289,559	167,465
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	122,073	28,051
TransDigm Group, Inc.	120,618	194,009
Daikin Industries, Ltd.	1,505,308	186,461
Techtronic Industries Co., Ltd.	15,467,369	185,914
Contemporary Amperex Technology Co., Ltd., Class A	4,860,326	177,705
Uber Technologies, Inc. (a)	1,994,897	175,052
Mitsubishi Heavy Industries, Ltd.	6,955,300	165,622
Leonardo SpA	2,937,580	157,451
Localiza Rent a Car SA, ordinary nominative shares	23,160,682	143,236
Siemens AG	547,179	140,320
DSV A/S	623,733	138,741
Motiva Infraestrutura de Mobilidade SA	62,819,673	138,102
Aselan Elektronik Sanayi ve Ticaret AS	28,495,799	131,051
Jiangsu Hengli Hydraulic Co., Ltd., Class A	12,376,795	125,727
Weichai Power Co., Ltd., Class A	34,103,988	71,842
Weichai Power Co., Ltd., Class H	17,634,000	37,396
Larsen & Toubro, Ltd.	2,379,599	98,294
Schneider Electric SE	276,883	72,247
New World Fund — Page 4 of 21

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Carrier Global Corp.	996,662	$68,391
SM Investments Corp.	4,880,630	68,162
Ayala Corp.	6,281,260	63,415
IMCD NV	571,265	62,501
InPost SA (a)	4,029,746	57,717
Wizz Air Holdings PLC (a)(b)	3,085,148	51,179
GT Capital Holdings, Inc.	4,491,490	46,117
Hanwha Aerospace Co., Ltd.	58,807	42,036
IHI Corp.	375,436	41,894
Bureau Veritas SA	1,299,053	39,917
GE Vernova, Inc.	54,215	35,798
Ingersoll-Rand, Inc.	408,895	34,605
Boeing Co. (The) (a)	154,956	34,375
Embraer SA	1,889,600	27,219
Airports of Thailand PCL, foreign registered shares	19,243,832	23,893
Epiroc AB, Class B	1,247,290	22,272
Legrand SA	142,608	21,134
Haitian International Holdings, Ltd.	3,204,000	8,619
		8,215,654
Communication services 9.07%
Tencent Holdings, Ltd.	22,871,939	1,603,332
Meta Platforms, Inc., Class A	1,306,392	1,010,416
Bharti Airtel, Ltd.	31,940,117	696,273
Bharti Airtel, Ltd., interim shares	1,033,821	16,947
NetEase, Inc.	21,035,121	548,791
Alphabet, Inc., Class C	1,254,403	241,924
Alphabet, Inc., Class A	750,003	143,926
MTN Group, Ltd.	43,685,687	367,745
Netflix, Inc. (a)	231,337	268,212
KT Corp. (ADR)	12,455,243	251,471
Tencent Music Entertainment Group, Class A (ADR)	10,492,472	220,237
America Movil, SAB de CV, Class B (ADR)	10,094,064	182,400
True Corp. PCL, foreign registered shares (a)	415,352,255	131,078
True Corp. PCL, nonvoting depository receipts (a)	22,182,345	7,000
Telkom Indonesia (Persero) Tbk PT, Class B	678,970,900	117,744
Sea, Ltd., Class A (ADR) (a)	640,012	100,258
TIM SA	24,950,300	92,279
Orange	5,692,927	86,560
Baidu, Inc., Class A (ADR) (a)(b)	896,624	78,786
Singapore Telecommunications, Ltd.	10,665,800	31,801
Indus Towers, Ltd. (a)	6,775,216	27,907
Kuaishou Technology, Class B	2,836,200	27,841
Kanzhun, Ltd., Class A	2,612,500	24,506
JCDecaux SE	1,100,214	18,070
		6,295,504
Health care 5.95%
Max Healthcare Institute, Ltd. (f)	51,780,682	731,438
Eli Lilly and Co.	757,351	560,493
Novo Nordisk AS, Class B	11,429,965	527,587
Laurus Labs, Ltd. (f)	35,030,909	347,353
Thermo Fisher Scientific, Inc.	533,528	249,520
AstraZeneca PLC	1,582,866	230,865
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	19,045,244	166,055
New World Fund — Page 5 of 21

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	3,429,800	$34,350
BeOne Medicines, Ltd. (ADR) (a)	569,629	171,532
BeOne Medicines, Ltd. (a)	692,400	16,120
Innovent Biologics, Inc. (a)	12,749,500	159,215
Zai Lab, Ltd. (ADR) (a)(b)	3,274,106	123,761
Rede D’Or Sao Luiz SA	20,934,662	121,506
Abbott Laboratories	843,503	106,442
EssilorLuxottica SA (b)	301,855	89,539
Danaher Corp.	351,254	69,253
Mankind Pharma, Ltd.	2,168,292	63,469
OdontoPrev SA	24,789,972	53,170
bioMerieux SA	317,487	45,520
Revvity, Inc.	465,462	40,914
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	2,501,010	38,641
Lupin, Ltd.	1,590,391	34,881
Alcon, Inc.	323,142	28,344
WuXi AppTec Co., Ltd., Class H (b)	2,018,500	27,196
Mettler-Toledo International, Inc. (a)	22,000	27,141
Medtronic PLC	239,372	21,601
Asahi Intecc Co., Ltd.	1,327,900	20,715
WuXi Biologics (Cayman), Inc. (a)	4,403,000	18,071
CanSino Biologics, Inc., Class H (a)	830,600	4,742
		4,129,434
Consumer staples 5.46%
Kweichow Moutai Co., Ltd., Class A	3,144,521	622,166
Nestle SA	3,692,155	321,993
ITC, Ltd.	49,878,933	234,129
Arca Continental, SAB de CV	19,244,791	200,578
JBS NV (BDR) (a)	12,144,172	166,757
Avenue Supermarts, Ltd. (a)	3,088,391	150,163
Carlsberg A/S, Class B	1,116,825	139,371
KT&G Corp.	1,388,315	130,802
Dino Polska SA, non-registered shares (a)	9,742,730	128,569
Varun Beverages, Ltd.	20,894,730	123,885
Anheuser-Busch InBev SA/NV	2,073,990	120,013
Tsingtao Brewery Co., Ltd., Class H	17,723,813	112,689
Shoprite Holdings, Ltd.	7,733,183	112,302
L’Oreal SA, non-registered shares	239,842	106,264
Constellation Brands, Inc., Class A	594,650	99,330
British American Tobacco PLC	1,708,532	91,458
Philip Morris International, Inc.	549,836	90,201
Ajinomoto Co., Inc.	3,255,000	86,018
Budweiser Brewing Co., APAC, Ltd. (b)	69,933,100	73,616
Masan Group Corp. (a)	26,775,300	73,329
Raia Drogasil SA, ordinary nominative shares	30,000,000	72,167
United Spirits, Ltd.	4,032,581	61,566
BBB Foods, Inc., Class A (a)	2,396,380	61,156
Pernod Ricard SA	541,224	55,649
Monster Beverage Corp. (a)	919,898	54,044
Mondelez International, Inc., Class A	743,593	48,103
Danone SA	510,176	41,849
WH Group, Ltd.	39,593,779	39,909
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates (b)	21,001,800	39,143
Godrej Consumer Products, Ltd.	2,583,013	37,042
New World Fund — Page 6 of 21

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Coca-Cola Co.	471,726	$32,025
Dabur India, Ltd.	5,306,400	31,985
Chongqing Brewery Co., Ltd., Class A	2,609,958	20,056
JD Health International, Inc. (a)	1,939,150	12,328
		3,790,655
Materials 4.85%
First Quantum Minerals, Ltd. (a)	32,212,764	541,452
Freeport-McMoRan, Inc.	8,434,370	339,399
Linde PLC	703,079	323,599
Vale SA, ordinary nominative shares	18,877,225	180,225
Vale SA (ADR), ordinary nominative shares	13,432,672	128,013
Barrick Mining Corp.	11,723,615	247,603
APL Apollo Tubes, Ltd.	10,507,405	190,571
Glencore PLC	46,974,023	188,472
Grupo Mexico, SAB de CV, Series B	24,549,762	153,675
Amcor PLC (CDI)	16,044,702	151,525
BASF SE	2,188,796	107,643
Anhui Conch Cement Co., Ltd., Class H	31,168,500	90,155
Sika AG	364,849	86,045
Nutrien, Ltd. (CAD denominated)	1,343,194	79,694
Southern Copper Corp.	651,980	61,390
Impala Platinum Holdings, Ltd. (a)	5,669,011	53,429
Valterra Platinum, Ltd. (ZAR denominated)	1,110,396	49,970
Ivanhoe Mines, Ltd., Class A (a)	6,370,277	49,699
Corteva, Inc.	666,000	48,039
Loma Negra Compania Industrial Argentina SA (ADR) (a)	3,975,843	46,279
Wheaton Precious Metals Corp. (CAD denominated)	504,731	46,160
Saudi Basic Industries Corp. non-registered shares	2,580,547	37,527
Asian Paints, Ltd.	1,205,674	32,925
SRF, Ltd.	904,647	31,294
Akzo Nobel NV	392,070	24,503
Arkema SA	281,670	19,201
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	1,896,611	16,500
Nitto Denko Corp.	537,000	11,083
Antofagasta PLC	425,973	10,525
Albemarle Corp.	109,196	7,409
Shin-Etsu Chemical Co., Ltd.	178,800	5,158
Gerdau SA (ADR)	1,111,147	3,289
Alrosa PJSC (c)	15,128,747	— (e)
		3,362,451
Energy 2.11%
Reliance Industries, Ltd.	19,668,188	310,444
TotalEnergies SE	3,669,242	218,031
Adnoc Gas PLC	218,466,490	197,402
ADNOC Drilling Co. PJSC	115,152,890	181,888
Vista Energy, SAB de CV, Class A (ADR) (a)	3,556,117	158,958
Galp Energia, SGPS, SA, Class B (b)	4,591,413	87,275
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	6,518,409	83,045
Cheniere Energy, Inc.	320,186	75,525
Shell PLC (GBP denominated)	1,762,704	63,250
Chevron Corp.	301,883	45,778
Schlumberger NV	1,153,825	38,999
New World Fund — Page 7 of 21

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Borr Drilling, Ltd. (a)(b)	2,696,947	$5,475
Rosneft Oil Co. PJSC (c)	8,335,580	— (e)
		1,466,070
Real estate 1.63%
Lodha Developers, Ltd.	43,585,578	604,677
China Resources Mixc Lifestyle Services, Ltd.	36,993,800	171,575
China Resources Land, Ltd.	23,929,000	87,969
Emaar Properties PJSC	20,813,391	85,745
CK Asset Holdings, Ltd.	14,075,000	64,356
SM Prime Holdings, Inc.	135,450,000	53,694
KE Holdings, Inc., Class A (ADR)	2,470,758	45,511
Longfor Group Holdings, Ltd. (b)	6,773,436	8,451
Fibra Uno Administracion REIT, SA de CV	4,912,149	6,997
ALLOS SA, ordinary nominative shares	1,074,770	4,090
		1,133,065
Utilities 1.30%
Gulf Development PCL	142,889,884	203,364
Equatorial Energia SA, ordinary nominative shares	28,441,589	173,051
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	7,794,041	150,757
SembCorp Industries, Ltd.	22,589,000	134,227
Power Grid Corporation of India, Ltd.	35,236,499	116,681
Torrent Power, Ltd.	4,523,880	67,141
CPFL Energia SA	4,648,079	31,469
AES Corp.	1,333,636	17,537
Engie SA	450,500	10,122
		904,349
Total common stocks (cost: $42,010,331,000)		63,647,715
Preferred securities 0.67% Financials 0.29%
Itau Unibanco Holding SA (ADR), preferred nominative shares	24,093,633	151,067
Itau Unibanco Holding SA, preferred nominative shares	8,488,927	53,303
		204,370
Real estate 0.17%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	433,164	92,381
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	113,966	24,305
		116,686
Information technology 0.16%
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,627,168	108,420
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	925	1,184
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	38	49
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	3	4
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)(d)	2	2
		109,659
New World Fund — Page 8 of 21

unaudited
Preferred securities (continued) Consumer discretionary 0.05%	Shares	Value (000)
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	656,403	$33,435
Getir BV, Series D, preferred shares (a)(c)(d)	103,205	— (e)
		33,435
Total preferred securities (cost: $482,492,000)		464,150
Convertible stocks 0.00% Materials 0.00%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	92,641	3,146
Total convertible stocks (cost: $4,643,000)		3,146
Bonds, notes & other debt instruments 3.28% Bonds & notes of governments & government agencies outside the U.S. 2.95% Brazil 0.57%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL297,516	50,403
Brazil (Federative Republic of) 6.00% 5/15/2027 (g)	487,503	83,143
Brazil (Federative Republic of) 0% 1/1/2030	103,900	10,583
Brazil (Federative Republic of) 10.00% 1/1/2031	317,663	48,902
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	87,487	14,169
Brazil (Federative Republic of) 10.00% 1/1/2033	351,590	52,091
Brazil (Federative Republic of) 10.00% 1/1/2035	797,800	114,305
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	128,912	19,867
Total Brazil		393,463
Mexico 0.39%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (h)	USD18,200	18,305
United Mexican States 6.875% 5/13/2037	11,065	11,447
United Mexican States 4.75% 3/8/2044	13,300	10,514
United Mexican States 3.75% 4/19/2071	10,285	5,837
United Mexican States, Series M20, 8.50% 5/31/2029	MXN520,000	27,435
United Mexican States, Series M, 7.75% 5/29/2031	1,425,849	71,771
United Mexican States, Series M, 7.50% 5/26/2033	833,000	40,146
United Mexican States, Series M, 7.75% 11/23/2034	641,152	30,814
United Mexican States, Series M30, 8.50% 11/18/2038	369,000	17,887
United Mexican States, Series M, 8.00% 7/31/2053	519,721	22,489
United Mexican States, Series S, 4.00% 10/29/2054 (g)	276,886	12,819
Total Mexico		269,464
China 0.15%
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY98,000	14,209
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	407,410	76,069
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	22,100	3,790
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	71,400	11,180
Total China		105,248
Malaysia 0.15%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR206,474	49,963
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	60,350	14,824
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	33,761	7,997
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	16,166	4,212
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	49,200	11,761
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	15,534	4,491
New World Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Malaysia (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	MYR22,900	$5,682
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (h)	USD3,400	3,266
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (h)	3,400	2,898
Total Malaysia		105,094
South Africa 0.15%
South Africa (Republic of) 5.875% 4/20/2032	8,700	8,484
South Africa (Republic of) 11.625% 3/31/2053	ZAR467,288	27,690
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	188,190	10,017
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	332,500	17,432
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	525,500	25,616
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	293,500	13,530
Total South Africa		102,769
Poland 0.15%
Poland (Republic of) 4.875% 10/4/2033	USD8,680	8,661
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN46,250	12,823
Poland (Republic of), Series 1033, 6.00% 10/25/2033	148,000	41,429
Poland (Republic of), Series 1034, 5.00% 10/25/2034	150,863	39,221
Total Poland		102,134
India 0.14%
India (Republic of) 7.18% 7/24/2037	INR3,251,480	38,901
India (Republic of) 7.09% 8/5/2054	5,265,940	60,911
Total India		99,812
Colombia 0.14%
Colombia (Republic of) 3.25% 4/22/2032	USD11,800	9,614
Colombia (Republic of) 8.50% 4/25/2035	13,600	14,430
Colombia (Republic of) 5.625% 2/26/2044	2,209	1,687
Colombia (Republic of) 5.00% 6/15/2045	7,251	5,081
Colombia (Republic of) 5.20% 5/15/2049	3,955	2,747
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP79,746,000	15,664
Colombia (Republic of), Series B, 13.25% 2/9/2033	29,638,300	7,560
Colombia (Republic of), Series B, 7.25% 10/18/2034	46,489,500	8,350
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	130,200	9,463
Colombia (Republic of), Series B, 9.25% 5/28/2042	78,682,600	15,023
Colombia (Republic of), Series B, 7.25% 10/26/2050	56,383,400	8,376
Total Colombia		97,995
Indonesia 0.13%
Indonesia (Republic of) 6.625% 2/17/2037	USD8,612	9,597
Indonesia (Republic of) 7.125% 8/15/2040	IDR139,000,000	8,674
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	138,000,000	8,667
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	42,582,000	2,582
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	306,914,000	19,189
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	557,236,000	34,024
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	138,600,000	8,956
Total Indonesia		91,689
Turkey 0.11%
Turkey (Republic of) 5.875% 6/26/2031	USD12,630	12,126
Turkey (Republic of) 26.20% 10/5/2033	TRY767,500	17,338
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	659,300	15,559
New World Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Turkey (continued)	Principal amount (000)	Value (000)
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY435,300	$7,583
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	USD30,300	21,684
Total Turkey		74,290
Saudi Arabia 0.08%
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	13,600	13,657
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	42,600	41,083
Saudi Arabia		54,740
Egypt 0.07%
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP475,000	9,917
Egypt (Arab Republic of) 5.625% 4/16/2030	EUR1,615	1,715
Egypt (Arab Republic of) 5.875% 2/16/2031 (h)	USD2,350	2,086
Egypt (Arab Republic of) 7.625% 5/29/2032	14,200	13,426
Egypt (Arab Republic of) 7.625% 5/29/2032 (h)	7,060	6,675
Egypt (Arab Republic of) 8.50% 1/31/2047	5,010	4,085
Egypt (Arab Republic of) 8.875% 5/29/2050	2,720	2,276
Egypt (Arab Republic of) 8.75% 9/30/2051	7,240	5,971
Egypt (Arab Republic of) 8.15% 11/20/2059 (h)	7,510	5,824
Total Egypt		51,975
Romania 0.07%
Romania 2.00% 1/28/2032	EUR18,275	17,377
Romania 5.25% 5/30/2032	7,600	8,783
Romania 5.25% 5/30/2032	4,220	4,877
Romania 2.00% 4/14/2033	7,080	6,387
Romania 5.625% 5/30/2037	6,595	7,272
Romania 2.875% 4/13/2042	5,900	4,399
Total Romania		49,095
United Arab Emirates 0.07%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (h)	USD7,900	7,420
Abu Dhabi (Emirate of) 5.50% 4/30/2054	16,400	16,529
Sharjah (Emirate of) 4.625% 2/13/2032	EUR11,900	13,838
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (h)	USD8,906	8,939
Total United Arab Emirates		46,726
Hungary 0.05%
Hungary (Republic of) 2.00% 5/23/2029	HUF4,610,600	11,229
Hungary (Republic of) 6.25% 9/22/2032 (h)	USD6,200	6,500
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	6,700	6,951
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR6,270	7,338
Total Hungary		32,018
Thailand 0.04%
Thailand (Kingdom of) 3.45% 6/17/2043	THB771,600	28,603
Republic of Kenya 0.04%
Kenya (Republic of) 6.30% 1/23/2034	USD12,000	9,915
Kenya (Republic of) 9.50% 3/5/2036 (h)	10,010	9,655
Kenya (Republic of) 9.50% 3/5/2036	6,000	5,788
Total Republic of Kenya		25,358
New World Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Dominican Republic 0.04%	Principal amount (000)	Value (000)
Dominican Republic 8.625% 4/20/2027 (h)	USD3,300	$3,425
Dominican Republic 6.00% 7/19/2028 (h)	4,360	4,447
Dominican Republic 4.50% 1/30/2030 (h)	2,307	2,207
Dominican Republic 4.875% 9/23/2032	3,435	3,187
Dominican Republic 5.875% 1/30/2060 (h)	10,273	8,666
Dominican Republic 5.875% 1/30/2060	3,054	2,576
Total Dominican Republic		24,508
Sultanate of Oman 0.03%
Oman (Sultanate of) 5.625% 1/17/2028	7,200	7,363
Oman (Sultanate of) 6.00% 8/1/2029	3,300	3,475
Oman (Sultanate of) 6.25% 1/25/2031 (h)	4,189	4,499
Oman (Sultanate of) 6.75% 1/17/2048	8,100	8,701
Total Sultanate of Oman		24,038
Honduras 0.03%
Honduras (Republic of) 6.25% 1/19/2027	15,473	15,477
Honduras (Republic of) 5.625% 6/24/2030 (h)	5,600	5,335
Honduras (Republic of) 5.625% 6/24/2030	2,042	1,946
Total Honduras		22,758
Federal Republic of Nigeria 0.03%
Nigeria (Republic of) 18.50% 2/21/2031	NGN13,170,200	9,335
Nigeria (Republic of) 7.875% 2/16/2032	USD13,200	12,848
Total Federal Republic of Nigeria		22,183
Morocco 0.03%
Morocco (Kingdom of) 5.95% 3/8/2028 (h)	4,231	4,360
Morocco (Kingdom of) 3.875% 4/2/2029	EUR11,440	13,272
Morocco (Kingdom of) 4.75% 4/2/2035	3,760	4,330
Total Morocco		21,962
Republic of Angola 0.03%
Angola (Republic of) 8.00% 11/26/2029 (h)	USD13,202	12,375
Angola (Republic of) 8.75% 4/14/2032 (h)	6,950	6,334
Total Republic of Angola		18,709
Argentina 0.03%
Argentine Republic 1.00% 7/9/2029	—	—
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (i)	17,239	11,420
Argentine Republic 5.00% 1/9/2038	10,333	7,285
Total Argentina		18,705
Gabon 0.03%
Gabonese Republic 6.625% 2/6/2031	15,100	12,452
Gabonese Republic 7.00% 11/24/2031	7,500	6,121
Total Gabon		18,573
Kazakhstan 0.03%
Kazakhstan (Republic of) 5.50% 7/1/2037 (h)	17,700	17,733
New World Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Panama 0.02%	Principal amount (000)	Value (000)
Panama (Republic of) 3.75% 4/17/2026	USD4,590	$4,544
Panama (Republic of) 6.875% 1/31/2036	6,432	6,439
Panama (Republic of) 8.00% 3/1/2038	1,649	1,789
Panama (Republic of) 4.30% 4/29/2053	6,400	4,223
Total Panama		16,995
Peru 0.02%
Peru (Republic of) 3.00% 1/15/2034	5,715	4,833
Peru (Republic of) 5.625% 11/18/2050	1,240	1,176
Peru (Republic of) 3.55% 3/10/2051	4,900	3,329
Peru (Republic of) 2.78% 12/1/2060	10,795	5,757
Total Peru		15,095
Chile 0.02%
Chile (Republic of) 5.30% 11/1/2037	CLP7,520,000	7,548
Chile (Republic of) 3.10% 5/7/2041	USD9,265	6,880
Total Chile		14,428
Senegal 0.02%
Senegal (Republic of) 4.75% 3/13/2028	EUR13,200	13,046
Senegal (Republic of) 5.375% 6/8/2037	715	546
Total Senegal		13,592
Czech Republic 0.02%
Czech Republic 1.95% 7/30/2037	CZK300,160	10,652
Philippines 0.01%
Philippines (Republic of) 3.95% 1/20/2040	USD11,700	10,125
Mozambique 0.01%
Mozambique (Republic of) 9.00% 9/15/2031	9,800	8,580
Venezuela, Bolivarian Republic of 0.01%
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024 (j)	2,827	530
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028 (j)	3,175	635
Venezuela (Bolivarian Republic of) 7.00% 12/1/2028 (j)	870	130
Venezuela (Bolivarian Republic of) 7.75% 10/13/2029 (j)	14,640	2,298
Venezuela (Bolivarian Republic of) 6.00% 12/9/2030 (j)	12,912	2,003
Venezuela (Bolivarian Republic of) 9.00% 5/7/2033 (j)	12,757	2,345
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038 (j)	1,448	290
Total Venezuela, Bolivarian Republic of		8,231
Paraguay 0.01%
Paraguay (Republic of) 4.70% 3/27/2027	3,930	3,927
Paraguay (Republic of) 4.95% 4/28/2031	3,415	3,398
Total Paraguay		7,325
New World Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Supra National 0.01%	Principal amount (000)	Value (000)
International Bank for Reconstruction and Development 6.05% 2/9/2029	INR153,500	$1,723
International Bank for Reconstruction and Development 6.75% 7/13/2029	446,600	5,133
Total Supra National		6,856
Qatar 0.01%
Qatar (State of) 3.75% 4/16/2030 (h)	USD6,200	6,088
Georgia 0.01%
Georgia (Republic of) 2.75% 4/22/2026 (h)	4,995	4,869
Cote d’Ivoire 0.00%
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR1,890	2,000
Total bonds & notes of governments & government agencies outside the U.S.		2,044,478
Corporate bonds, notes & loans 0.33% Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (h)	USD6,000	6,156
Oleoducto Central SA 4.00% 7/14/2027 (h)	3,450	3,365
Petroleos Mexicanos 6.49% 1/23/2027	6,488	6,504
Petroleos Mexicanos 5.95% 1/28/2031	7,858	7,299
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	2,068	1,930
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (h)	8,300	5,960
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (h)	4,170	4,413
Vista Energy Argentina SAU 7.625% 12/10/2035 (h)	7,100	6,975
YPF SA 8.25% 1/17/2034 (h)	6,100	6,170
		48,772
Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	7,517	7,002
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)(i)	5,200	5,547
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	7,385	6,807
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	9,000	9,615
		28,971
Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,926	5,253
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	7,800	5,183
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (h)	5,700	5,867
MercadoLibre, Inc. 3.125% 1/14/2031	3,331	3,026
Sands China, Ltd. 4.375% 6/18/2030	4,575	4,420
Wynn Macau, Ltd. 5.625% 8/26/2028	4,500	4,454
		28,203
Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN225,000	12,283
America Movil, SAB de CV, 9.50% 1/27/2031	129,800	6,933
PLDT, Inc. 2.50% 1/23/2031	USD2,590	2,329
Tencent Holdings, Ltd. 3.24% 6/3/2050 (h)	7,100	4,924
		26,469
New World Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.03%	Principal amount (000)	Value (000)
Braskem Netherlands Finance BV 8.50% 1/12/2031 (h)	USD4,238	$3,348
CSN Resources SA 8.875% 12/5/2030 (h)	6,200	6,152
PT Krakatau Posco 6.375% 6/11/2027	2,400	2,425
PT Krakatau Posco 6.375% 6/11/2029	3,600	3,627
Sasol Financing USA, LLC 5.50% 3/18/2031	9,400	7,833
		23,385
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050 (h)	4,520	3,683
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (h)	5,465	5,518
LATAM Airlines Group SA 7.875% 4/15/2030 (h)	6,200	6,422
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (h)	1,182	1,208
Mexico City Airport Trust 4.25% 10/31/2026	6,200	6,076
		22,907
Utilities 0.03%
Aegea Finance SARL 9.00% 1/20/2031 (h)	5,210	5,605
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (h)	3,279	2,997
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (h)	2,062	1,912
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	445	412
Greenko Dutch BV 3.85% 3/29/2026 (h)	4,528	4,466
SAEL, Ltd. 7.80% 7/31/2031 (h)	1,620	1,582
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (i)	1,680	1,653
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (i)	4,118	4,144
		22,771
Consumer staples 0.03%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	3,405	3,528
MARB BondCo PLC 3.95% 1/29/2031 (h)	7,700	6,842
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)	6,150	6,208
		16,578
Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029 (h)	7,100	6,688
Rede D’Or Finance SARL 4.50% 1/22/2030	4,623	4,402
		11,090
Total corporate bonds, notes & loans		229,146
Total bonds, notes & other debt instruments (cost: $2,334,146,000)		2,273,624
Short-term securities 4.44% Money market investments 4.36%	Shares
Capital Group Central Cash Fund 4.33% (f)(k)	30,255,878	3,025,285
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.33% (f)(k)(l)	132,702	13,269
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (k)(l)	5,300,000	5,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (k)(l)	5,300,000	5,300
Fidelity Investments Money Market Government Portfolio, Class I 4.22% (k)(l)	4,800,000	4,800
New World Fund — Page 15 of 21

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)		Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20% (k)(l)		3,900,000	$3,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (k)(l)		3,900,000	3,900
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.25% (k)(l)		3,015,313	3,015
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (k)(l)		2,400,000	2,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (k)(l)		2,400,000	2,400
			44,284
Bills & notes of governments & government agencies outside the U.S. 0.01%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP226,900	4,538
Egypt (Arab Republic of) 1/6/2026	19.531	240,400	4,419
			8,957
Total short-term securities (cost: $3,078,369,000)			3,078,526
Total investment securities 100.09% (cost: $47,909,981,000)			69,467,161
Other assets less liabilities (0.09)%			(60,792)
Net assets 100.00%			$69,406,369
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2025 (000)
5 Year Euro-Bobl Futures	Short	261	9/10/2025	USD(34,929)	$207
10 Year Euro-Bund Futures	Short	255	9/10/2025	(37,743)	327
10 Year Ultra U.S. Treasury Note Futures	Long	197	9/30/2025	22,276	318
					$852
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Currency purchased (000)		Currency sold (000)
HUF	6,608,700	USD	19,343	HSBC Bank	8/6/2025	$(493)
CZK	618,340	USD	29,287	Citibank	8/6/2025	(574)
CNH	127,100	USD	17,751	UBS AG	8/7/2025	(114)
CNH	131,600	USD	18,383	UBS AG	8/7/2025	(122)
USD	23,551	ZAR	422,049	UBS AG	8/11/2025	400
USD	27,985	MYR	118,784	Standard Chartered Bank	8/13/2025	154
USD	8,703	MYR	36,750	JPMorgan Chase	8/13/2025	92
THB	549,640	USD	16,973	Citibank	8/14/2025	(198)
USD	49,447	EUR	42,207	Morgan Stanley	8/18/2025	1,221
CZK	387,600	USD	17,590	Citibank	8/27/2025	419
USD	12,126	ZAR	220,200	Goldman Sachs	8/27/2025	61
USD	13,090	COP	52,536,350	Morgan Stanley	8/29/2025	574
New World Fund — Page 16 of 21

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	20,761	BRL	116,440	Citibank	8/29/2025	$130
IDR	66,689,785	USD	4,087	Citibank	8/29/2025	(49)
						$1,501
Investments in affiliates (f)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Common stocks 2.36%
Consumer discretionary 0.33%
Jumbo SA	$164,381	$16,938	$328	$207	$49,657	$230,855	$7,511
Industrials 0.48%
Rumo SA	271,336	108,367	—	—	(48,580)	331,123	16,529
Wizz Air Holdings PLC (a)(b)(m)	91,945	—	30,664	(61,776)	51,674	—	—
						331,123
Materials 0.00%
Loma Negra Compania Industrial Argentina SA (ADR) (a)(m)	59,011	—	27,182	(2,405)	16,855	—	—
Health care 1.55%
Max Healthcare Institute, Ltd.	719,773	28,987	119,985	61,447	41,216	731,438	910
Laurus Labs, Ltd.	203,200	—	—	—	144,153	347,353	494
						1,078,791
Financials 0.00%
PB Fintech, Ltd. (a)(m)	523,573	—	221,920	76,473	(83,466)	—	—
Total common stocks						1,640,769
Short-term securities 4.38%
Money market investments 4.36%
Capital Group Central Cash Fund 4.33% (k)	2,533,808	9,250,715	8,759,296	75	(17)	3,025,285	80,590
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.33% (k)(l)	45,153		31,884 (n)			13,269	— (o)
Total short-term securities						3,038,554
Total 6.74%				$74,021	$171,492	$4,679,323	$106,034
New World Fund — Page 17 of 21

unaudited
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$69,742	$92,381	0.13%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	23,284	24,305	0.04
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	18,022	13,532	0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	1,577	1,184	0.00 (p)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	65	49	0.00 (p)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	5	4	0.00 (p)
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)	11/4/2021	3	2	0.00 (p)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	5,998	6,208	0.01
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	46,500	— (e)	0.00 (p)
Total		$165,196	$137,665	0.20%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Index-linked bond whose principal amount moves with a government price index.
(h)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $257,706,000, which represented 0.37% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Rate represents the seven-day yield at 7/31/2025.
(l)	Security purchased with cash collateral from securities on loan.
(m)	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2025. Refer to the investment portfolio for the security value at 7/31/2025.
(n)	Represents net activity.
(o)	Dividend income is included with securities lending income and is not shown in this table.
(p)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $140,696,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $296,890,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
New World Fund — Page 19 of 21

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,074,411	$8,268,189	$13,532	$13,356,132
Financials	3,152,763	9,378,525	— *	12,531,288
Consumer discretionary	3,168,791	5,294,322	—	8,463,113
Industrials	2,416,355	5,799,299	—	8,215,654
Communication services	2,589,909	3,705,595	—	6,295,504
Health care	1,583,974	2,545,460	—	4,129,434
Consumer staples	863,504	2,927,151	—	3,790,655
Materials	2,272,425	1,090,026	— *	3,362,451
Energy	407,780	1,058,290	— *	1,466,070
Real estate	56,598	1,076,467	—	1,133,065
Utilities	372,814	531,535	—	904,349
Preferred securities	204,370	141,855	117,925	464,150
Convertible stocks	3,146	—	—	3,146
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	2,044,478	—	2,044,478
Corporate bonds, notes & loans	—	229,146	—	229,146
Short-term securities	3,069,569	8,957	—	3,078,526
Total	$25,236,409	$44,099,295	$131,457	$69,467,161

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$852	$—	$—	$852
Unrealized appreciation on open forward currency contracts	—	3,051	—	3,051
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,550)	—	(1,550)
Total	$852	$1,501	$—	$2,353
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
New World Fund — Page 20 of 21

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-036-0925
New World Fund — Page 21 of 21